CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Sep. 30, 2024
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

NOTE 13 — CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The Company’s PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company. The payment of dividends by entities organized in the PRC is subject to limitations, procedures and formalities. Regulations in the PRC currently permit payment of dividends only out of accumulated profits as determined in accordance with accounting standards and regulations in the PRC. The Company’s subsidiaries are also required to set aside at least 10% of its after-tax profit based on PRC accounting standards each year to its statutory reserves account until the accumulative amount of such reserves reaches 50% of its respective registered capital. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends.

In addition, the Company’s operations and revenues are conducted and generated in the PRC, all of the Company’s revenues being earned and currency received are denominated in RMB. RMB is subject to the foreign exchange control regulation in China, and, as a result, the Company may be unable to distribute any dividends outside of China due to PRC foreign exchange control regulations that restrict the Company’s ability to convert RMB into USD.

Regulation S-X requires the condensed financial information of registrant shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the registrant’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party. The condensed parent company financial statements have been prepared in accordance with Rule 12-04, Schedule I of Regulation S-X as the restricted net assets of the Company’s PRC subsidiary exceed 25% of the consolidated net assets of the Company.

Certain information and footnote disclosures normally included in financial statements prepared in conformity with U.S. GAAP have been condensed or omitted. The Company’s investment in subsidiary is stated at cost plus equity in undistributed earnings of subsidiaries.

The condensed financial information was prepared using the same accounting policies as set out in the CFS except that the equity method has been used to account for investments in its subsidiaries. For the parent company, the Group records its investments in subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheets as “Investments in subsidiaries” and the subsidiaries’ gain as “Equity in gain of subsidiaries” on the Condensed Statements of Comprehensive Income.

For the years ended September 30, 2024, 2023 and 2022, there were no material contingencies, significant provisions of long-term obligations, guarantees of the Group.

NOTE 13 — CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (continued)

PARENT COMPANY CONDENSED BALANCE SHEETS

(Expressed in U.S. dollar, except for the number of shares)

	September 30,	September 30,
	2024	2023
ASSETS
Cash	$1,909	$—
Accounts receivable, net	643,750	—
Investments in subsidiaries	752,132	2,543,819
Receivable from subsidiaries	1,933,845	—
Receivable from sale of shares	—	1,900,000
TOTAL ASSETS	$3,331,636	$4,443,819

LIABILITIES
Accounts payable	$320,000	$—
Due to related parties	40,455	—
TOTAL LIABILITIES	360,455	—

SHAREHOLDERS’ EQUITY:
Ordinary shares, 200,000,000 shares authorized, consisting of 190,000,000 Class A ordinary shares of $0.00025 par value per share and 10,000,000 Class B ordinary shares of $0.00025 par value per share
Class A Ordinary shares, 13,760,000 ordinary shares issued and outstanding	$3,440	$3,440
Class B Ordinary shares, 2,000,000 ordinary shares issued and outstanding	500	500
Additional paid-in capital	4,821,992	4,821,992
Accumulated deficit	(1,668,617)	(129,361)
Accumulated other comprehensive loss	(186,134)	(252,752)
TOTAL SHAREHOLDERS’ EQUITY	2,971,181	4,443,819
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$3,331,636	$4,443,819

NOTE 13 — CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (continued)

PARENT COMPANY CONDENSED

STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (LOSS)

	For the years Ended
	September 30,
	2024	2023	2022
Revenue	$650,000	$—	$—
Cost of revenues	(320,000)	—	—
General and administrative expenses	(6,461)	—	—
Interest income	4	—	—
Equity in (loss) earnings of subsidiaries	(1,801,356)	162,229	132,687
NET (LOSS) INCOME	(1,477,813)	162,229	132,687

OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustments	66,618	(29,439)	(248,101)
COMPREHENSIVE INCOME (LOSS)	$(1,411,195)	$132,790	$(115,414)

PARENT COMPANY CONDENSED STATEMENTS OF CASH FLOWS

	For the years Ended
	September 30,
	2024	2023	2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$(1,477,813)	$162,229	$132,687
Adjustments to reconcile net income to net cash used in operating activities:
Equity in loss (earnings) of subsidiaries	1,801,356	(162,229)	(132,687)
Provision for doubtful accounts	6,250	—	—
Changes in operating assets and liabilities:
Accounts receivable	(650,000)	—	—
Accounts payable	320,000	—	—
NET CASH USED IN OPERATING ACTIVITIES	(207)	—	—

CASH FLOWS FROM INVESTING ACTIVITIES:
Investment into a subsidiary	(4,494)	—	—
NET CASH USED IN INVESTING ACTIVITIES	(4,494)	—	—

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from a related party	40,455	—	—
Deferred issuance costs	(33,845)	—	—
NET CASH PROVIDED BY FINANCING ACTIVITIES	6,610	—	—

CHANGES IN CASH	1,909	—	—
CASH, BEGINNING OF YEAR	—	—	—
CASH, END OF YEAR	$1,909	$—	$—